Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory1 [Line Items]
Gold and silver bullion	$ 52,867	$ 39,157
In-process inventory	13,260	7,984
Ore stock-pile inventory	72,242	71,115
Materials and supplies	133,985	119,799
Total Inventories	272,354	238,055
Fekola Mine
Inventory1 [Line Items]
Ore stock-pile inventory	52,000	44,000
Otjikoto Mine
Inventory1 [Line Items]
Ore stock-pile inventory	16,000	25,000
Masbate Mine
Inventory1 [Line Items]
Ore stock-pile inventory	$ 4,000	$ 2,000